                                                      [SHIP LOGO VANGUARD /(R)/]








VANGUARD STAR/(R)/ FUND



SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 27, 2008


NEW ADVISORS JOIN INVESTMENT ADVISORY TEAMS OF UNDERLYING FUNDS

The board of trustees of Vanguard International Value Fund, an underlying fund of Vanguard STAR Fund, added Edinburgh Partners Limited to that fund's investment advisory team in May 2008. The board of trustees of Vanguard Explorer(TM) Fund, also an underlying fund of Vanguard STAR Fund, added Century Capital Management, LLC, to that fund's investment advisory team in June 2008. Finally, the board of trustees of Vanguard Morgan(TM) Growth Fund, also an underlying fund of Vanguard STAR Fund, realigned that fund's investment advisory team, removing Franklin Portfolio Associates, LLC, and adding Frontier Capital Management Co., LLC, and Kalmar Investment Advisers, effective in November 2008.


PROSPECTUS TEXT CHANGES

In the INVESTMENT ADVISOR section, on page 18, the text for Vanguard Morgan Growth Fund, Vanguard International Value Fund, and Vanguard Explorer Fund is replaced with the following:

UNDERLYING FUND                    INVESTMENT ADVISOR
-----------------------------------------------------------------------------
Vanguard Morgan Growth Fund        Wellington Management Company, LLP
                                   Frontier Capital Management Co., LLC
                                   Jennison Associates LLC
                                   Kalmar Investment Advisers
                                   The Vanguard Group, Inc.
-----------------------------------------------------------------------------
Vanguard International Value Fund  AllianceBernstein L.P.
                                   Edinburgh Partners Limited
                                   Hansberger Global Investors, Inc.
                                   Lazard Asset Management LLC
-----------------------------------------------------------------------------
Vanguard Explorer Fund             Granahan Investment Management, Inc.
                                   Wellington Management Company, LLP
                                   AXA Rosenberg Investment Management LLC
                                   Kalmar Investment Advisers
                                   Century Capital Management, LLC
                                   Chartwell Investment Partners, L.P.
                                   The Vanguard Group, Inc.
-----------------------------------------------------------------------------



Also in the INVESTMENT ADVISOR section, on page 19, reference to Franklin Portfolio Associates, LLC, is removed and Century Capital Management, LLC, Edinburgh Partners Limited, and Frontier Capital Management Co., LLC, are added as follows:

FIRM                               BACKGROUND
-------------------------------------------------------------------------------
Century Capital Management, LLC    Based in Boston, Massachusetts
                                   Founded in 1928
                                   Manages approximately $2.3 billion in assets
-------------------------------------------------------------------------------
Edinburgh Partners Limited         Based in Edinburgh, Scotland
                                   Founded in 2003
                                   Manages approximately $7.9 billion in assets
-------------------------------------------------------------------------------
Frontier Capital Management Co.,   Based in Boston, Massachusetts
LLC                                Founded in 1980
                                   Manages approximately $4.8 billion in assets
-------------------------------------------------------------------------------





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Vanguard Marketing Corporation, Distributor.                        PS56 122008